TAXES ON INCOME (Schedule of Tax Expenses on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current taxes	$ 6,423	$ 5,597	$ 7,752
Deferred taxes	(4,473)	(897)	(1,509)
Income tax expense	1,950	4,700	6,243
Domestic	1,190	3,886	2,874
Foreign	760	814	3,369
Taxes in respect of prior years	$ 1,950	$ 4,700	$ 6,243